Net Interest Income and Average Balance Sheet and Interest Rates - Average balance sheet and interest rates - Liabilities and equity (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Interest bearing liabilities and interest expense
Average balance	$ 855,407	$ 826,691	$ 794,776
Interest expense	$ 35,662	$ 35,594	$ 25,435
Average rate %	4.20%	4.30%	3.20%
Non-interest bearing liabilities
Average balance	$ 183,787	$ 159,069	$ 157,178
Total liabilities
Average balance	1,039,194	985,760	951,954
Shareholders' equity
Average balance	71,544	71,493	71,229
NCI
Average balance	341	56	45
Total equity
Average balance	71,885	71,549	71,274
Total liabilities and equity
Average balance	1,111,079	1,057,309	1,023,228
Derivative financial instruments
Non-interest bearing liabilities
Average balance	26,751	21,413	26,353
All other liabilities
Non-interest bearing liabilities
Average balance	10,835	6,024	(218)
Australia | Deposits and other borrowings
Interest bearing liabilities and interest expense
Average balance	513,451	489,693	460,149
Interest expense	$ 19,865	$ 19,413	$ 13,544
Average rate %	3.90%	4.00%	2.90%
Non-interest bearing liabilities
Average balance	$ 134,244	$ 119,408	$ 117,538
Australia | Deposits and other borrowings | Certificates of deposit
Interest bearing liabilities and interest expense
Average balance	31,926	33,598	31,822
Interest expense	$ 1,390	$ 1,509	$ 1,128
Average rate %	4.40%	4.50%	3.50%
Australia | Deposits and other borrowings | Transactions
Interest bearing liabilities and interest expense
Average balance	$ 119,953	$ 122,235	$ 129,760
Interest expense	$ 4,051	$ 4,112	$ 3,083
Average rate %	3.40%	3.40%	2.40%
Australia | Deposits and other borrowings | Savings
Interest bearing liabilities and interest expense
Average balance	$ 209,812	$ 189,405	$ 164,800
Interest expense	$ 7,513	$ 7,007	$ 4,620
Average rate %	3.60%	3.70%	2.80%
Australia | Deposits and other borrowings | Term
Interest bearing liabilities and interest expense
Average balance	$ 151,760	$ 144,455	$ 133,767
Interest expense	$ 6,911	$ 6,785	$ 4,713
Average rate %	4.60%	4.70%	3.50%
Australia | Repurchase agreements
Interest bearing liabilities and interest expense
Average balance	$ 14,032	$ 22,040	$ 34,511
Interest expense	$ 683	$ 692	$ 314
Average rate %	4.90%	3.10%	0.90%
Australia | Loan capital
Interest bearing liabilities and interest expense
Average balance	$ 40,130	$ 37,229	$ 31,895
Interest expense	$ 1,869	$ 1,676	$ 1,313
Average rate %	4.70%	4.50%	4.10%
Australia | Other interest bearing liabilities
Interest bearing liabilities and interest expense
Average balance	$ 171,977	$ 164,722	$ 154,859
Interest expense	$ 8,481	$ 8,370	$ 5,990
Average rate %	4.90%	5.10%	3.90%
New Zealand | Deposits and other borrowings
Interest bearing liabilities and interest expense
Average balance	$ 65,233	$ 65,070	$ 63,760
Interest expense	$ 2,454	$ 3,220	$ 2,464
Average rate %	3.80%	4.90%	3.90%
Non-interest bearing liabilities
Average balance	$ 10,755	$ 10,891	$ 12,213
New Zealand | Deposits and other borrowings | Certificates of deposit
Interest bearing liabilities and interest expense
Average balance	1,914	2,424	2,727
Interest expense	$ 78	$ 141	$ 136
Average rate %	4.10%	5.80%	5.00%
New Zealand | Deposits and other borrowings | Transactions
Interest bearing liabilities and interest expense
Average balance	$ 9,136	$ 8,836	$ 8,647
Interest expense	$ 242	$ 404	$ 322
Average rate %	2.60%	4.60%	3.70%
New Zealand | Deposits and other borrowings | Savings
Interest bearing liabilities and interest expense
Average balance	$ 18,540	$ 18,465	$ 19,376
Interest expense	$ 396	$ 635	$ 537
Average rate %	2.10%	3.40%	2.80%
New Zealand | Deposits and other borrowings | Term
Interest bearing liabilities and interest expense
Average balance	$ 35,643	$ 35,345	$ 33,010
Interest expense	$ 1,738	$ 2,040	$ 1,469
Average rate %	4.90%	5.80%	4.50%
New Zealand | Repurchase agreements
Interest bearing liabilities and interest expense
Average balance	$ 2,529	$ 4,318	$ 4,922
Interest expense	$ 98	$ 234	$ 231
Average rate %	3.90%	5.40%	4.70%
New Zealand | Loan capital
Interest bearing liabilities and interest expense
Average balance	$ 3,021	$ 2,983	$ 2,489
Interest expense	$ 172	$ 172	$ 135
Average rate %	5.70%	5.80%	5.40%
New Zealand | Other interest bearing liabilities
Interest bearing liabilities and interest expense
Average balance	$ 22,636	$ 20,134	$ 19,986
Interest expense	$ 1,078	$ 768	$ 464
Average rate %	4.80%	3.80%	2.30%
Other overseas | Deposits and other borrowings
Interest bearing liabilities and interest expense
Average balance	$ 20,705	$ 19,356	$ 20,132
Interest expense	$ 927	$ 1,024	$ 910
Average rate %	4.50%	5.30%	4.50%
Non-interest bearing liabilities
Average balance	$ 1,202	$ 1,333	$ 1,292
Other overseas | Deposits and other borrowings | Certificates of deposit
Interest bearing liabilities and interest expense
Average balance	13,487	12,867	13,338
Interest expense	$ 654	$ 736	$ 657
Average rate %	4.80%	5.70%	4.90%
Other overseas | Deposits and other borrowings | Transactions
Interest bearing liabilities and interest expense
Average balance	$ 853	$ 823	$ 868
Interest expense	$ 13	$ 13	$ 7
Average rate %	1.50%	1.60%	0.80%
Other overseas | Deposits and other borrowings | Savings
Interest bearing liabilities and interest expense
Average balance	$ 1,126	$ 996	$ 1,035
Interest expense	$ 26	$ 25	$ 25
Average rate %	2.30%	2.50%	2.40%
Other overseas | Deposits and other borrowings | Term
Interest bearing liabilities and interest expense
Average balance	$ 5,239	$ 4,670	$ 4,891
Interest expense	$ 234	$ 250	$ 221
Average rate %	4.50%	5.40%	4.50%
Other overseas | Repurchase agreements
Interest bearing liabilities and interest expense
Average balance	$ 1,099	$ 193	$ 219
Interest expense	$ 49	$ 11	$ 11
Average rate %	4.50%	5.70%	5.00%
Other overseas | Other interest bearing liabilities
Interest bearing liabilities and interest expense
Average balance	$ 594	$ 953	$ 1,854
Interest expense	$ (14)	$ 14	$ 59
Average rate %	(2.40%)	1.50%	3.20%